LARGE CAP VALUE FUND

           MID-CAP VALUE FUND

                      SMALL CAP VALUE FUND


[LOGO HOTCHKIS AND WILEY FUNDS]

                                                                JUNE 30, 2002

                             ANNUAL REPORT

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

SHAREHOLDER LETTER................................   3

FUND PERFORMANCE DATA.............................   5

SCHEDULE OF INVESTMENTS:

  LARGE CAP VALUE FUND............................  12

  MID-CAP VALUE FUND..............................  14

  SMALL CAP VALUE FUND............................  16

STATEMENTS OF ASSETS AND LIABILITIES..............  18

STATEMENTS OF OPERATIONS..........................  19

STATEMENTS OF CHANGES IN NET ASSETS...............  20

FINANCIAL HIGHLIGHTS..............................  22

NOTES TO THE FINANCIAL STATEMENTS.................  25

REPORT OF INDEPENDENT ACCOUNTANTS.................  34

INDEPENDENT TRUSTEES, INTERESTED TRUSTEE AND
  OFFICERS........................................  35

DEAR SHAREHOLDER:
We are pleased to present you with this annual report for the Hotchkis and Wiley Funds ("Funds" or "Trust"). The Trust's Board of Trustees and the Funds' shareholders approved a reorganization of the three domestic equity funds of the Mercury HW Funds into the Hotchkis and Wiley Funds effective February 4, 2002. The following investment review and annual report represents the full fiscal year activities for the Funds.

FISCAL YEAR IN REVIEW
As of June 30, 2002, the Nasdaq Composite Index was down 71% from its peak level attained on March 10, 2000. The broad-market S&P 500 Index was also hit hard, losing 33% of its value from its March 2000 high. This dreadful performance reflects the market's return to more rational levels in the aftermath of a spectacular valuation bubble. Despite the fact that stock prices have fallen significantly, there are still notable pockets of valuation risk. For example, although Cisco is off 83% from its peak in 2000, it still trades at a lofty 36 times "adjusted earnings." In the last quarter, fears of terrorism, a slower-than-expected economic recovery, and reports of corporate corruption have shattered investor confidence and accelerated the market correction. As a result of these worries, investor sentiment fell in June to its lowest level since September of last year.(1) Although somewhat valid, we believe these concerns should be re-evaluated in light of improving economic fundamentals, more reasonable valuations, and recognition that not all companies are shams.

It currently appears that many of the equity market pricing excesses of the past have now been corrected and that future advances will be dependent on overall economic growth and company-specific fundamentals. Still, risk in the market clearly remains. The discovery of further accounting irregularities, pockets of excessive valuation, and prospects of lower earnings due to downward revisions in corporate pension assumptions are but a few of the factors that could put further pressure on the market in the months to come. Given this environment, we believe this market will reward disciplined managers who do their own homework, focus on sustainable cash flow, and pay attention to true fundamental valuation.

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
For the one-year period ended June 30, 2002, the broad market S&P 500 Index lost 17.99% of its value, while the value-oriented Russell 1000 Value Index fared moderately better, returning -8.93% during the same time frame. The technology-dominated Nasdaq Composite Index continued to bear the brunt of investor disdain, losing 32.30% of its value during the period.

The Fund (Class I) outperformed all three indexes, posting -0.38% for the one-year ended June 30, 2002. Security selection was the primary driver in the Fund's outperformance of the S&P 500 Index, contributing approximately 1,600 basis points to the Fund's relative return. The Fund posted positive returns in five of ten sectors, despite negative returns in the double digits in seven sectors for the broad market index. The largest portion of the Fund's outperformance originated in the consumer discretionary sector, where strong performance by hotels, restaurants & leisure (Yum! Brands +33%) and household durables (Fortune Brands +49%) holdings, in particular, enhanced the Fund's one-year return. Further outperformance was contributed by the financials and materials sectors with names such as International Paper (+25%) and Weyerhaeuser (+20%) posting solid gains. An underweight in information technology and favorable security selection in the utilities sector resulted in over 400 basis points of additional outperformance. The consumer staples sector was the principle detractor from relative performance, hindered in large part by an underweight in the well-performing beverages and household products industries.

HOTCHKIS AND WILEY MID-CAP VALUE FUND
During the past year, stock returns were generally negative. Value was the dominant style and smaller capitalization generally lost less ground than larger caps. Corporate corruption, bankruptcies, global terrorism and a slowing economy stoked investors' worst fears.

The Fund (Class I) returned 4.77% for the one-year period ended June 30, 2002 versus a decline of 9.23% for Russell Midcap Index and a gain of 1.92% for the Russell Midcap Value Index. The Fund's performance for the period was helped by two of its larger positions,

Principal Financial Group (+68%) and Aetna (+77%), as well as investments in REITs. Information technology holdings were the worst performing area of the Fund. This poor performance was primarily attributable to continued declines in Computer Associates (-57%) on concerns of "potential" accounting irregularities. We believe that the concerns surrounding Computer Associates provided attractive opportunities to increase the Fund's positions at favorable prices.

HOTCHKIS AND WILEY SMALL CAP VALUE FUND
During the past year, stock returns were generally negative with small cap value as one of the exceptions. For the one-year period ended June 30, 2002, small caps outperformed large caps as the Russell 2000 Index returned -8.60%, beating the S&P 500 Index return of -17.99%. With respect to style, value outperformed growth as the Russell 2000 Value Index returned 8.49% versus -25.00% for the Russell 2000 Growth Index.

The Fund (Class I) outperformed all four indexes, posting a return of 20.45% for the one-year period ended June 30, 2002. This performance was notable, given the Fund's superior security selection against the Russell 2000 Index, contributing approximately 2,056 basis points to the Fund's relative return. At the sector level, the Fund benefited primarily from its overweight in the consumer discretionary sector and underweight in the information technology sector. Most of the Fund's performance can be attributed to favorable stock selection within leisure products (American Coin Merchandising Inc.), homebuilders (M.D.C. Holdings and M/I Schottenstein Homes Inc., Lennar Corp), hotel & casino (Isle of Capris Casinos Inc.) and business services (John H. Harland Co.). An underweight in the material sector hindered the Fund's returns. Within this sector, the primary source of underperformance was the Fund's position in FMC Corp. The company recently issued stock, which diluted the potential upside to existing shareholders.

We appreciate your continued support of the Hotchkis and Wiley Funds, and we look forward to serving your investment needs in the future. If you have any questions regarding your investment in the Funds, please call us at 1-866-HW-FUNDS or call your financial consultant.

Sincerely,

     /s/ NANCY D. CELICK               /s/ GAIL BARDIN              /s/ SHELDON LIEBERMAN
Nancy D. Celick                 Gail Bardin                     Sheldon Lieberman
PRESIDENT                       PORTFOLIO MANAGER               PORTFOLIO MANAGER

        /s/ JIM MILES               /s/ STANLEY I. MAJCHER             /s/ DAVID GREEN
Jim Miles                       Stanley I. Majcher              David Green
PORTFOLIO MANAGER               PORTFOLIO MANAGER               PORTFOLIO MANAGER

JULY 15, 2002

(1) AS MEASURED BY THE INDEX OF INVESTOR OPTIMISM-REGISTERED TRADEMARK-, A JOINT EFFORT OF UBS AND THE GALLUP ORGANIZATION.

THE ABOVE REFLECTS OPINIONS OF PORTFOLIO MANAGERS AS OF JUNE 30, 2002. THEY ARE SUBJECT TO CHANGE AND ANY FORECASTS MADE CANNOT BE GUARANTEED. THE FUNDS MIGHT NOT CONTINUE TO HOLD ANY SECURITIES MENTIONED AND HAVE NO OBLIGATION TO DISCLOSE PURCHASES OR SALES IN THESE SECURITIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

FUND PERFORMANCE DATA
--------------------------------------------------------------------------------

ABOUT FUND PERFORMANCE
The Funds offer four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES have no initial sales charge and bear no ongoing distribution or service fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and a distribution and service fee of 0.25%. Small Cap Value Fund Class A Shares incur a 2% redemption fee if redeemed within 180 days of purchase.

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 5%, which is reduced in the first six years (5, 4, 3, 3, 2, 1) to 0% after the sixth year. In addition, Class B Shares are subject to a distribution and service fee of 1.00%. These shares automatically convert to Class A Shares after approximately seven years.

CLASS C SHARES are subject to a distribution and service fee of 1.00%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the "Aggregate Total Return" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Funds' investment advisor pays annual operating expenses of the Funds' Class I, Class A, Class B and Class C Shares over certain levels. If the investment advisor did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of distribution and service fees applicable to each class, which are deducted from the income available to be paid to shareholders. Performance includes that of the predecessor funds.

Investment by the Small Cap Value Fund and Mid-Cap Value Fund in small and medium-size companies presents greater risk than investment in larger, more established companies.

MARKET INDEXES
The following are definitions for indexes used in the performance summary graphs and tables as of June 30, 2002. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. The Funds' value disciplines may prevent or restrict investment in major stocks in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500 INDEX, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value.

RUSSELL MIDCAP INDEX, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

RUSSELL 2000 INDEX, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

FUND PERFORMANCE DATA
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

                                 CLASS I SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         LARGE CAP VALUE FUND+ -
                 Class I Shares*  S&P 500 Index++
6/30/92                  $10,000          $10,000
6/93                     $11,169          $11,360
6/94                     $11,549          $11,512
6/95                     $13,916          $14,518
6/96                     $16,704          $18,309
6/97                     $21,072          $24,672
6/98                     $25,835          $32,148
6/99                     $27,726          $39,448
6/00                     $22,231          $42,374
6/01                     $29,323          $36,086
6/02                     $29,211          $29,597

                                 CLASS A SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              LARGE CAP VALUE FUND+ -
                      Class A Shares*  S&P 500 Index++
10/26/2001**                   $9,475          $10,000
6/02                          $10,091           $9,053

                            CLASS B & CLASS C SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            LARGE CAP VALUE FUND+ -  LARGE CAP VALUE FUND+ -
                    Class B Shares*          Class C Shares*  S&P 500 Index++
2/4/2002**                  $10,000                  $10,000          $10,000
6/02                         $9,712                  $10,105           $9,101

* Assuming maximum sales charge (if applicable), and including transaction costs, advisory fees and other operating expenses.
** Commencement of operations.

+ The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.
++ This unmanaged broad-based index is comprised of common stocks.
Past performance is not indicative of future results and the graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND PERFORMANCE DATA
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND

AVERAGE ANNUAL TOTAL RETURN

CLASS I SHARES                               % RETURN      S&P 500 INDEX

-------------------------------------------------------------------------
One Year Ended 6/30/02..................          -0.38%          -17.99%
Five Years Ended 6/30/02................           6.75             3.71
Ten Years Ended 6/30/02.................          11.31            11.46
Inception (06/24/87) through 6/30/02....          10.37            10.73

AGGREGATE TOTAL RETURN

CLASS A SHARES*                      % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**  S&P 500 INDEX

----------------------------------------------------------------------------------------------------------------
Inception (10/26/01) through
  6/30/02..........................                    6.51%                         0.92%                -9.47%

*MAXIMUM SALES CHARGE IS 5.25%.

**ASSUMING MAXIMUM SALES CHARGE.

CLASS B SHARES*                      % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**  S&P 500 INDEX

----------------------------------------------------------------------------------------------------------------
Inception (02/04/02) through
  6/30/02..........................                    2.12%                        -2.88%                -8.99%

*MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5% AND REDUCED TO 0% AFTER 6 YEARS. **ASSUMING PAYMENT OF APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

CLASS C SHARES*                      % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**  S&P 500 INDEX

----------------------------------------------------------------------------------------------------------------
Inception (02/04/02) through
  6/30/02..........................                    2.05%                         1.05%                -8.99%

*CONTINGENT DEFERRED SALES CHARGE IS 1% IN THE FIRST YEAR.
**ASSUMING PAYMENT OF APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

FUND PERFORMANCE DATA
--------------------------------------------------------------------------------

MID-CAP VALUE FUND

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

                                 CLASS I SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            MID-CAP VALUE FUND+ -
                  Class I Shares*  Russell Midcap Index++
1/2/1997**                $10,000                 $10,000
6/97                      $11,715                 $11,263
6/98                      $13,473                 $14,079
6/99                      $14,504                 $15,671
6/00                      $16,013                 $17,652
6/01                      $22,476                 $17,822
6/02                      $23,549                 $16,177

                       CLASS A, CLASS B & CLASS C SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            MID-CAP VALUE FUND+ -  MID-CAP VALUE FUND+ -  MID-CAP VALUE FUND+ -
                  Class A Shares*        Class B Shares*        Class C Shares*  Russell Midcap Index++
1/2/2001**                 $9,475                $10,000                $10,000                 $10,000
6/01                      $10,800                $11,358                $11,365                 $10,232
6/02                      $11,301                $11,343                $11,803                  $9,287

* Assuming maximum sales charge (if applicable), and including transaction costs, advisory fees and other operating expenses.
** Commencement of operations.

+ The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell Midcap Index.
++ This unmanaged index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.
Past performance is not indicative of future results and the graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND PERFORMANCE DATA
--------------------------------------------------------------------------------

MID-CAP VALUE FUND

AVERAGE ANNUAL TOTAL RETURN

CLASS I SHARES                            % RETURN  RUSSELL MIDCAP INDEX

------------------------------------------------------------------------
One Year Ended 6/30/02..................    4.77%              -9.23%
Five Years Ended 6/30/02................   14.99                7.51
Inception (01/02/97) through 6/30/02....   16.78                9.14

CLASS A SHARES*                      % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**  RUSSELL MIDCAP INDEX

----------------------------------------------------------------------------------------------------------------------
One Year Ended 6/30/02.............                    4.64%                        -0.85%                   -9.23%
Inception (01/02/01) through
  6/30/02..........................                   12.55                          8.55                    -4.83

*MAXIMUM SALES CHARGE IS 5.25%.
**ASSUMING MAXIMUM SALES CHARGE.

CLASS B SHARES*                      % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**  RUSSELL MIDCAP INDEX

----------------------------------------------------------------------------------------------------------------------
One Year Ended 6/30/02.............                    3.82%                        -1.11%                   -9.23%
Inception (01/02/01) through
  6/30/02..........................                   11.70                          9.14                    -4.83

*MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5% AND REDUCED TO 0% AFTER 6 YEARS. **ASSUMING PAYMENT OF APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

CLASS C SHARES*                      % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**  RUSSELL MIDCAP INDEX

----------------------------------------------------------------------------------------------------------------------
One Year Ended 6/30/02.............                    3.85%                         2.87%                   -9.23%
Inception (01/02/01) through
  6/30/02..........................                   11.76                         11.76                    -4.83

*CONTINGENT DEFERRED SALES CHARGE IS 1% IN THE FIRST YEAR.
**ASSUMING PAYMENT OF APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

FUND PERFORMANCE DATA
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

                                 CLASS I SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           SMALL CAP VALUE FUND+ - CLASS I SHARES*  RUSSELL 2000 INDEX++
6/30/1992                                  $10,000               $10,000
6/93                                       $11,980               $12,596
6/94                                       $12,431               $13,151
6/95                                       $14,269               $15,790
6/96                                       $16,300               $19,562
6/97                                       $21,147               $22,755
6/98                                       $25,850               $26,511
6/99                                       $22,165               $26,909
6/00                                       $18,042               $30,764
6/01                                       $28,089               $30,939
6/02                                       $33,832               $28,279

                                 CLASS A SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           SMALL CAP VALUE FUND+ - CLASS A SHARES*  RUSSELL 2000 INDEX++
10/6/2000                                   $9,475               $10,000
6/30/2001                                  $13,102               $10,315
6/30/2002                                  $15,784                $9,429

                            CLASS B & CLASS C SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SMALL CAP VALUE FUND+ - CLASS B SHARES*  SMALL CAP VALUE FUND+ - CLASS C SHARES*  RUSSELL 2000 INDEX++
2/4/2002**                                  $10,000                                  $10,000               $10,000
6/02                                        $10,499                                  $10,899                $9,897

* Assuming maximum sales charge (if applicable), and including transaction costs, advisory fees and other operating expenses.
** Commencement of operations.

+ The Fund invests primarily in stocks of U.S. companies with market capitalizations less than $3 billion.
++ This unmanaged index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Past performance is not indicative of future results and the graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND PERFORMANCE DATA
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND

AVERAGE ANNUAL TOTAL RETURN

CLASS I SHARES                            % RETURN  RUSSELL 2000 INDEX

----------------------------------------------------------------------
One Year Ended 6/30/02..................   20.45%             -8.60%
Five Years Ended 6/30/02................    9.85               4.44
Ten Years Ended 6/30/02.................   12.96              10.96
Inception (09/20/85) through 6/30/02....   12.66              10.66

CLASS A SHARES*                      % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**  RUSSELL 2000 INDEX

--------------------------------------------------------------------------------------------------------------------
One Year Ended 6/30/02.............                   20.47%                        14.15%                  -8.60%
Inception (10/06/00) through
  6/30/02..........................                   34.28                         30.16                   -3.33

*MAXIMUM SALES CHARGE IS 5.25%.
**ASSUMING MAXIMUM SALES CHARGE.

AGGREGATE TOTAL RETURN

CLASS B SHARES*                      % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**  RUSSELL 2000 INDEX

--------------------------------------------------------------------------------------------------------------------
Inception (02/04/02) through
  6/30/02..........................                    9.99%                         4.99%                  -1.03%

*MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5% AND REDUCED TO 0% AFTER 6 YEARS. **ASSUMING PAYMENT OF APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

CLASS C SHARES*                      % RETURN WITHOUT SALES CHARGE  % RETURN WITH SALES CHARGE**  RUSSELL 2000 INDEX

--------------------------------------------------------------------------------------------------------------------
Inception (02/04/02) through
  6/30/02..........................                    9.99%                         8.99%                  -1.03%

*CONTINGENT DEFERRED SALES CHARGE IS 1% IN THE FIRST YEAR.
**ASSUMING PAYMENT OF APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2002
--------------------------------------------------------------------------------
                              LARGE CAP VALUE FUND

COMMON                                    SHARES
STOCKS -- 94.31%                           HELD       VALUE

--------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.06%

Rockwell Collins, Inc.                      1,000  $    27,420
--------------------------------------------------------------
AUTO COMPONENTS -- 1.95%

ArvinMeritor, Inc.                          3,900       93,600
 .............................................................

Dana Corporation                           25,300      468,809
 .............................................................

Delphi Corporation                         26,749      353,087
--------------------------------------------------------------
                                                       915,496
--------------------------------------------------------------
AUTOMOBILES -- 3.10%

Ford Motor Company                         51,939      831,024
 .............................................................

General Motors Corporation                 11,708      625,792
--------------------------------------------------------------
                                                     1,456,816
--------------------------------------------------------------
BANKS -- 6.84%

Bank One Corporation                       18,900      727,272
 .............................................................

KeyCorp                                    27,100      739,830
 .............................................................

UnionBanCal Corporation                     9,500      445,075
 .............................................................

Wachovia Corporation                       14,700      561,246
 .............................................................

Washington Mutual, Inc.                    20,100      745,911
--------------------------------------------------------------
                                                     3,219,334
--------------------------------------------------------------
CHEMICALS -- 2.42%

The Dow Chemical Company                   26,322      904,950
 .............................................................

Millennium Chemicals Inc.                  12,100      170,005
 .............................................................

NOVA Chemicals Corporation                  2,800       63,112
--------------------------------------------------------------
                                                     1,138,067
--------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 2.55%

Waste Management, Inc.                     46,100    1,200,905
--------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.01%

Tellabs, Inc. (A)                           1,000        6,200
--------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.72%

Gateway, Inc. (A)                         182,100      808,524
--------------------------------------------------------------
CONTAINERS & PACKAGING -- 1.54%

Pactiv Corporation (A)                     30,500      725,900
--------------------------------------------------------------
COMMON                                    SHARES
STOCKS -- 94.31%                           HELD       VALUE

--------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 6.89%

Principal Financial Group, Inc. (A)        53,900  $ 1,670,900
 .............................................................

Prudential Financial, Inc. (A)             47,100    1,571,256
--------------------------------------------------------------
                                                     3,242,156
--------------------------------------------------------------
DIVERSIFIED COMMUNICATION SERVICES -- 3.60%

ALLTEL Corporation                         14,900      700,300
 .............................................................

SBC Communications Inc.                     1,317       40,169
 .............................................................

Sprint Corporation                          4,800       50,928
 .............................................................

Verizon Communications Inc.                22,476      902,411
--------------------------------------------------------------
                                                     1,693,808
--------------------------------------------------------------
ELECTRIC UTILITIES -- 5.97%

Cinergy Corporation                         1,000       35,990
 .............................................................

DTE Energy Company                         11,400      508,896
 .............................................................

Entergy Corporation                        17,100      725,724
 .............................................................

FirstEnergy Corporation                    24,189      807,429
 .............................................................

OGE Energy Corporation                     10,700      244,602
 .............................................................

TXU Corporation                             9,400      484,570
--------------------------------------------------------------
                                                     2,807,211
--------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.34%

Rockwell Automation, Inc.                   7,900      157,842
--------------------------------------------------------------
FOOD PRODUCTS -- 0.85%

Sara Lee Corporation                       19,400      400,416
--------------------------------------------------------------
GAS UTILITIES -- 0.36%

Peoples Energy Corporation                  4,700      171,362
--------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.76%

Bausch & Lomb Inc.                         10,600      358,810
--------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 3.05%

Aetna Inc.                                 29,900    1,434,303
--------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 5.69%

Mandalay Resort Group (A)                  32,700      901,539
 .............................................................

P&O Princess Cruises plc (American
  Depository Receipt)                       8,000      201,600
 .............................................................

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2002
--------------------------------------------------------------------------------
                              LARGE CAP VALUE FUND

COMMON                                    SHARES
STOCKS -- 94.31%                           HELD       VALUE

--------------------------------------------------------------

Park Place Entertainment
  Corporation (A)                          28,500  $   292,125
 .............................................................

Yum! Brands, Inc. (A)                      43,800    1,281,150
--------------------------------------------------------------
                                                     2,676,414
--------------------------------------------------------------
HOUSEHOLD DURABLES -- 3.79%
Fortune Brands, Inc.                       21,700    1,215,200
 .............................................................

Lennar Corporation                          9,300      569,160
--------------------------------------------------------------
                                                     1,784,360
--------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.52%

Tyco International Limited                 87,700    1,184,827
--------------------------------------------------------------
INSURANCE -- 11.98%

Allmerica Financial Corporation            14,600      674,520
 .............................................................

The Allstate Corporation                   45,700    1,689,986
 .............................................................

Lincoln National Corporation                4,500      189,000
 .............................................................

MetLife, Inc. ++                           64,950    1,870,560
 .............................................................
The St. Paul Companies, Inc.               31,200    1,214,304
--------------------------------------------------------------
                                                     5,638,370
--------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 2.28%

Eastman Kodak Company                      36,700    1,070,539
--------------------------------------------------------------
MACHINERY -- 0.69%

Harsco Corporation                          8,700      326,250
--------------------------------------------------------------
MARINE -- 1.07%

Teekay Shipping Corporation                13,600      501,976
--------------------------------------------------------------
MEDIA -- 1.39%

AT&T Corporation Ex-distribution (A) +    170,302      655,663
--------------------------------------------------------------
METALS & MINING -- 1.52%

Alcan Inc.                                  2,100       78,792
 .............................................................

Alcoa Inc.                                 19,148      634,756
--------------------------------------------------------------
                                                       713,548
--------------------------------------------------------------
MULTILINE RETAIL -- 4.79%

The May Department Stores Company          26,000      856,180
 .............................................................
COMMON                                    SHARES
STOCKS -- 94.31%                           HELD       VALUE

--------------------------------------------------------------

J. C. Penney Company, Inc.                 21,200  $   466,824
 .............................................................

Sears, Roebuck and Company                 17,100      928,530
--------------------------------------------------------------
                                                     2,251,534
--------------------------------------------------------------
MULTI-UTILITIES & UNREGISTERED POWER -- 1.04%

SCANA Corporation                          15,896      490,710
--------------------------------------------------------------
OIL & GAS -- 3.16%

Ashland Inc.                                6,600      267,300
 .............................................................

Occidental Petroleum Corporation           32,800      983,672
 .............................................................

Sunoco, Inc.                                6,610      235,514
--------------------------------------------------------------
                                                     1,486,486
--------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 4.41%

International Paper Company                17,300      753,934
 .............................................................

Plum Creek Timber Company, Inc.            14,300      439,010
 .............................................................

Weyerhaeuser Company                       13,800      881,130
--------------------------------------------------------------
                                                     2,074,074
--------------------------------------------------------------
SOFTWARE -- 3.49%

Computer Associates International, Inc.   103,200    1,639,848
--------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.60%

Russell Corporation                        14,700      282,975
--------------------------------------------------------------
TOBACCO -- 3.88%

Philip Morris Companies Inc.               41,800    1,825,824
--------------------------------------------------------------
Total investments -- 94.31%
  (cost $38,170,576)                                44,367,968
 .............................................................

Time deposit* -- 8.16%                               3,839,744
 .............................................................

Liabilities in excess of other assets -- (2.47%)    (1,162,302)
...............................................................
--------------------------------------------------------------

Net assets -- 100.00%                              $47,045,410
--------------------------------------------------------------

(A) -- NON-INCOME PRODUCING SECURITY.

+ WHEN-ISSUED SECURITY.

++ SECURITY MARKED AS SEGREGATED TO COVER WHEN-ISSUED SECURITY.

* -- TIME DEPOSIT BEARS INTEREST AT 0.77% AND MATURES ON 7/01/2002.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2002
--------------------------------------------------------------------------------
                               MID-CAP VALUE FUND

COMMON                                     SHARES
STOCKS -- 94.36%                            HELD       VALUE

----------------------------------------------------------------
AUTO COMPONENTS -- 0.89%

Dana Corporation                            49,600  $    919,088
----------------------------------------------------------------
BANK -- 3.74%

Bank of Hawaii Corporation                  31,200       873,600
 ...............................................................

KeyCorp                                     77,450     2,114,385
 ...............................................................

UnionBanCal Corporation                     18,400       862,040
----------------------------------------------------------------
                                                       3,850,025
----------------------------------------------------------------
BIOTECHNOLOGY -- 1.09%

Medarex, Inc. (A)                          151,500     1,124,130
----------------------------------------------------------------
CHEMICALS -- 7.55%

Albemarle Corporation                       18,400       565,800
 ...............................................................

Celanese AG                                 50,400     1,176,840
 ...............................................................

Cytec Industries Inc. (A)                   27,000       848,880
 ...............................................................

Eastman Chemical Company                    22,400     1,050,560
 ...............................................................

FMC Corporation (A)                         53,700     1,620,129
 ...............................................................

Millennium Chemicals Inc.                  138,900     1,951,545
 ...............................................................

NOVA Chemicals Corporation                   9,000       202,860
 ...............................................................

Solutia Inc.                                50,900       357,318
----------------------------------------------------------------
                                                       7,773,932
----------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.34%

Allied Waste Industries, Inc. (A)           93,100       893,760
 ...............................................................

Waste Management, Inc.                      18,700       487,135
----------------------------------------------------------------
                                                       1,380,895
----------------------------------------------------------------
COMMUNICATION EQUIPMENT -- 1.76%

ADC Telecommunications, Inc. (A)           167,000       382,430
 ...............................................................

Tellabs, Inc. (A)                          230,900     1,431,580
----------------------------------------------------------------
                                                       1,814,010
----------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 3.57%

Gateway, Inc. (A)                          828,800     3,679,872
----------------------------------------------------------------
CONSTRUCTIONS -- 0.52%

LaFarge North America Inc.                  15,300       537,795
----------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 5.85%
A.G. Edwards, Inc.                           8,300       322,621
 ...............................................................

Principal Financial Group, Inc. (A)        161,000     4,991,000
 ...............................................................

Prudential Financial, Inc. (A)              21,200       707,232
----------------------------------------------------------------
                                                       6,020,853
----------------------------------------------------------------
COMMON                                     SHARES
STOCKS -- 94.36%                            HELD       VALUE

----------------------------------------------------------------
ELECTRIC UTILITIES -- 6.52%

Alliant Energy Corporation                  14,300  $    367,510
 ...............................................................

Ameren Corporation                           5,000       215,050
 ...............................................................

Cinergy Corporation                         26,300       946,537
 ...............................................................

Consolidated Edison, Inc.                    5,000       208,750
 ...............................................................

Constellation Energy Group, Inc.            33,700       988,758
 ...............................................................

DTE Energy Company                          11,900       531,216
 ...............................................................

FirstEnergy Corporation                     19,217       641,463
 ...............................................................

OGE Energy Corporation                      78,400     1,792,224
 ...............................................................

TXU Corporation                             11,700       603,135
 ...............................................................

Wisconsin Energy Corporation                16,800       424,536
----------------------------------------------------------------
                                                       6,719,179
----------------------------------------------------------------
ELECTRIC EQUIPMENT & INSTRUMENTS -- 0.22%

Flextronics International Limited (A)       32,000       228,160
----------------------------------------------------------------
FOOD PRODUCTS -- 0.74%

Interstate Bakeries Corporation             26,300       759,544
----------------------------------------------------------------
HEALTH CARE PROVIDER & SERVICES -- 2.76%

Aetna Inc.                                  50,600     2,427,282
 ...............................................................

Health Net Inc. (A)                         15,400       412,258
----------------------------------------------------------------
                                                       2,839,540
----------------------------------------------------------------
HEALTH CARE SUPPLIES -- 2.08%

Bausch & Lomb Inc.                          12,900       436,665
 ...............................................................

Thoratec Corporation (A)                   190,231     1,710,177
----------------------------------------------------------------
                                                       2,146,842
----------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 5.48%

Jack in the Box Inc. (A)                    27,800       884,040
 ...............................................................

Mandalay Resort Group (A)                   66,400     1,830,648
 ...............................................................

P & O Princess Cruises plc (American
  Depository Receipt)                       16,300       410,760
 ...............................................................

Park Place Entertainment Corporation (A)    91,300       935,825
 ...............................................................

Yum! Brands, Inc. (A)                       54,000     1,579,500
----------------------------------------------------------------
                                                       5,640,773
----------------------------------------------------------------
HOUSEHOLD DURABLES -- 5.23%

Centex Corporation                          43,300     2,502,307
 ...............................................................

Fortune Brands, Inc.                        13,200       739,200
 ...............................................................

M.D.C. Holdings, Inc.                        9,300       483,600
 ...............................................................

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2002
--------------------------------------------------------------------------------
                               MID-CAP VALUE FUND

COMMON                                     SHARES
STOCKS -- 94.36%                            HELD       VALUE

----------------------------------------------------------------

The Topps Company, Inc. (A)                135,200  $  1,360,112
 ...............................................................

Tupperware Corporation                      14,600       303,534
----------------------------------------------------------------
                                                       5,388,753
----------------------------------------------------------------
INSURANCE -- 8.94%

Allmerica Financial Corporation             72,200     3,335,640
 ...............................................................

CNA Financial Corporation (A)               80,324     2,128,586
 ...............................................................

Protective Life Corporation                 38,500     1,274,350
 ...............................................................

The St. Paul Companies, Inc.                63,300     2,463,636
----------------------------------------------------------------
                                                       9,202,212
----------------------------------------------------------------
LEISURE EQUIPMENTS -- 5.11%

Brunswick Corporation                       95,900     2,685,200
 ...............................................................

Eastman Kodak Company                       88,200     2,572,794
----------------------------------------------------------------
                                                       5,257,994
----------------------------------------------------------------
MACHINERY -- 2.83%

Joy Global Inc. (A)                        168,000     2,913,120
----------------------------------------------------------------
MARINE -- 2.75%

Teekay Shipping Corporation                 76,800     2,834,688
----------------------------------------------------------------
MEDIA -- 1.81%

Regal Entertainment Group (A)               60,700     1,415,524
 ...............................................................

World Wrestling Entertainment, Inc. (A)     30,700       448,220
----------------------------------------------------------------
                                                       1,863,744
----------------------------------------------------------------
METALS & MINING -- 0.79%

Alcan Inc.                                   9,700       363,944
 ...............................................................

Phelps Dodge Corporation (A)                11,000       453,200
----------------------------------------------------------------
                                                         817,144
----------------------------------------------------------------
MULTILINE RETAIL -- 2.42%

The May Department Stores Company           12,000       395,160
 ...............................................................

Saks Inc. (A)                               51,200       657,408
 ...............................................................

Sears, Roebuck and Company                  26,500     1,438,950
----------------------------------------------------------------
                                                       2,491,518
----------------------------------------------------------------
MULTI-UTILITIES & UNREGISTERED POWER -- 0.87%

Energy East Corporation                     29,900       675,740
 ...............................................................

SCANA Corporation                            6,993       215,874
----------------------------------------------------------------
                                                         891,614
----------------------------------------------------------------
COMMON                                     SHARES
STOCKS -- 94.36%                            HELD       VALUE

----------------------------------------------------------------
OIL & GAS -- 1.63%

Ashland Inc.                                13,400  $    542,700
 ...............................................................

Occidental Petroleum Corporation            20,900       626,791
 ...............................................................

Sunoco, Inc.                                14,244       507,514
----------------------------------------------------------------
                                                       1,677,005
----------------------------------------------------------------
PAPER & FOREST -- 0.18%

Plum Creek Timber Company, Inc.              5,951       182,696
----------------------------------------------------------------
REAL ESTATE -- 11.15%

AMB Property Corporation                    63,000     1,953,000
 ...............................................................

LNR Property Corporation                    42,400     1,462,800
 ...............................................................

Mack-Cali Realty Corporation                21,500       755,725
 ...............................................................

Post Properties, Inc.                       26,500       799,240
 ...............................................................

Trizec Corporation Limited (A)              13,011       209,508
 ...............................................................

Trizec Properties, Inc. -- Exchange
  Certificates                               1,488        25,150
 ...............................................................

Trizec Properties, Inc.                     81,900     1,380,834
 ...............................................................

Ventas, Inc.                               383,700     4,892,175
----------------------------------------------------------------
                                                      11,478,432
----------------------------------------------------------------
ROAD & RAIL -- 0.98%

USFreightways Corporation                   26,700     1,011,129
----------------------------------------------------------------
SOFTWARE -- 4.18%

Computer Associates International, Inc.    271,100     4,307,779
----------------------------------------------------------------
TOBACCO -- 1.38%

Loews Corporation -- Carolina Group         30,200       816,910
 ...............................................................

UST Inc.                                    17,700       601,800
----------------------------------------------------------------
                                                       1,418,710
----------------------------------------------------------------
Total investments -- 94.36%
  (cost $95,050,142)                                  97,171,176
 ...............................................................

Time deposit* -- 3.15%                                 3,245,952
 ...............................................................

Other assets less liabilities -- 2.49%                 2,561,135
.................................................................
----------------------------------------------------------------

Net assets -- 100.00%                               $102,978,263
----------------------------------------------------------------

(A) -- NON-INCOME PRODUCING SECURITY.

* -- TIME DEPOSIT BEARS INTEREST AT 0.77% AND MATURES ON 7/01/2002.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2002
--------------------------------------------------------------------------------
                              SMALL CAP VALUE FUND

COMMON                                    SHARES
STOCKS -- 91.44%                           HELD       VALUE

---------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.04%

Hawk Corporation (Class A) (A)             14,100  $     50,055
---------------------------------------------------------------
AUTO COMPONENTS -- 0.61%

Dana Corporation                           37,800       700,434
---------------------------------------------------------------
BANKS -- 5.09%

Berkshire Hills Bancorp, Inc.              47,668     1,248,902
 ..............................................................

EverTrust Financial Group Inc.             22,800       410,423
 ..............................................................

Klamath First Bancorp, Inc.               103,300     1,619,744
 ..............................................................

MutualFirst Financial Inc.                 33,900       646,812
 ..............................................................

Timberland Bancorp, Inc.                   88,900     1,422,400
 ..............................................................

United Community Financial Corporation     56,400       527,904
---------------------------------------------------------------
                                                      5,876,184
---------------------------------------------------------------
BIOTECHNOLOGY -- 1.40%

3 Dimensional Pharmaceuticals, Inc. (A)    35,000       155,750
 ..............................................................

Medarex, Inc. (A)                         196,600     1,458,772
---------------------------------------------------------------
                                                      1,614,522
---------------------------------------------------------------
CHEMICALS -- 2.73%

Agrium Inc.                                24,900       234,060
 ..............................................................

Celanese AG                                31,100       726,185
 ..............................................................

FMC Corporation (A)                        67,500     2,036,475
 ..............................................................

Nova Chemicals Corporation                  7,500       169,050
---------------------------------------------------------------
                                                      3,165,770
---------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 8.94%

Allied Waste Industries, Inc. (A)         100,800       967,680
 ..............................................................

Ambassadors Group, Inc. (A)                17,000       244,120
 ..............................................................

Bowne & Co., Inc.                         174,800     2,576,552
 ..............................................................

John H. Harland Company                   101,200     2,853,840
 ..............................................................

Heidrick & Struggles International,
  Inc. (A)                                119,300     2,382,421
 ..............................................................

Korn/Ferry International (A)               52,300       475,930
 ..............................................................

Mac-Gray Corporation (A)                   40,300       137,020
 ..............................................................

National Service Industries, Inc.          59,550       535,950
 ..............................................................
Valassis Communications, Inc. (A)           3,700       135,050
---------------------------------------------------------------
                                                     10,308,563
---------------------------------------------------------------
COMMON                                    SHARES
STOCKS -- 91.44%                           HELD       VALUE

---------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.61%

ADTRAN, Inc. (A)                           38,000  $    721,962
 ..............................................................

Tellabs, Inc. (A)                         183,300     1,136,460
---------------------------------------------------------------
                                                      1,858,422
---------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.49%

Gateway, Inc. (A)                         646,300     2,869,572
---------------------------------------------------------------
ELECTRIC UTILITIES -- 3.78%

CH Energy Group, Inc.                      30,000     1,477,500
 ..............................................................

Northeast Utilities                        42,800       805,068
 ..............................................................

OGE Energy Corporation                     67,400     1,540,764
 ..............................................................

RGS Energy Group Inc.                      13,800       540,960
---------------------------------------------------------------
                                                      4,364,292
---------------------------------------------------------------
FOOD PRODUCTS -- 1.25%

Flowers Foods, Inc. (A)                    55,600     1,437,260
---------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.11%

Bausch & Lomb Incorporated                 12,700       429,895
 ..............................................................

Thoratec Corporation (A)                  222,352     1,998,944
---------------------------------------------------------------
                                                      2,428,839
---------------------------------------------------------------
HEALTH CARE PROVIDER & SERVICES -- 0.86%

Heath Net Inc. (A)                         16,900       452,413
 ..............................................................

Kindred Healthcare, Inc. (A)                1,225        54,476
 ..............................................................

US Oncology, Inc. (A)                      58,455       486,930
---------------------------------------------------------------
                                                        993,819
---------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 9.64%

Churchill Downs Incorporated               10,400       419,432
 ..............................................................

Isle of Capri Casinos, Inc. (A)            70,900     1,435,725
 ..............................................................

Jack in the Box Inc. (A)                   17,800       566,040
 ..............................................................

Lone Star Steakhouse & Saloon, Inc.       206,500     4,871,335
 ..............................................................

Magna Entertainment Corporation (A)        56,500       394,935
 ..............................................................

Mandalay Resort Group (A)                 114,100     3,145,737
 ..............................................................

P&O Princess Cruises Plc (American
  Depository Receipts)                     11,400       287,280
---------------------------------------------------------------
                                                     11,120,484
---------------------------------------------------------------

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2002
--------------------------------------------------------------------------------
                              SMALL CAP VALUE FUND

COMMON                                    SHARES
STOCKS -- 91.44%                           HELD       VALUE

---------------------------------------------------------------
HOUSEHOLD DURABLES -- 12.12%

Centex Corporation                         29,000  $  1,675,910
 ..............................................................

M/I Schottenstein Homes, Inc.             107,800     4,061,904
 ..............................................................

M.D.C. Holdings, Inc.                      78,500     4,082,000
 ..............................................................

The Topps Company, Inc. (A)               413,700     4,161,822
---------------------------------------------------------------
                                                     13,981,636
---------------------------------------------------------------
INSURANCE -- 5.30%

Allmerica Financial Corporation            94,800     4,379,760
 ..............................................................

Horace Mann Educators Corporation          16,800       313,656
 ..............................................................

The MONY Group Inc.                        10,400       353,704
 ..............................................................

Protective Life Corporation                32,100     1,062,510
---------------------------------------------------------------
                                                      6,109,630
---------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.59%

BSQUARE Corporation (A)                   300,600       679,356
---------------------------------------------------------------
IT CONSULTING & SERVICES -- 0.84%

Lawson Software, Inc. (A)                 168,000       969,360
---------------------------------------------------------------
MACHINERY -- 3.91%

Denison International Plc (A)              15,000       278,250
 ..............................................................

Joy Global Inc. (A)                       244,200     4,234,428
---------------------------------------------------------------
                                                      4,512,678
---------------------------------------------------------------
MARINE -- 3.27%

Teekay Shipping Corporation               102,300     3,775,893
---------------------------------------------------------------
MEDIA -- 2.47%

R.H. Donnelley Corporation (A)             34,400       962,168
 ..............................................................

Regal Entertainment Group (Class A) (A)    58,900     1,373,548
 ..............................................................

World Wrestling Entertainment, Inc. (A)    34,800       508,080
---------------------------------------------------------------
                                                      2,843,796
---------------------------------------------------------------
MULTILINE RETAIL -- 0.47%

Neiman Marcus Group, Inc.
  (Class A) (A)                            15,500       537,850
---------------------------------------------------------------
PHARMACEUTICALS -- 0.17%

Discovery Partners International (A)       29,400       192,864
---------------------------------------------------------------
REAL ESTATE -- 16.89%

AMB Property Corporation                   89,800     2,783,800
 ..............................................................
COMMON                                    SHARES
STOCKS -- 91.44%                           HELD       VALUE

---------------------------------------------------------------

Arden Realty, Inc.                         13,700  $    389,765
 ..............................................................

Camden Property Trust                      12,600       466,578
 ..............................................................

Glenborough Realty Trust Incorporated      68,300     1,618,710
 ..............................................................

Jones Lang LaSalle Incorporated (A)        32,300       797,810
 ..............................................................

La Quinta Corporation (A)                 149,400     1,083,150
 ..............................................................

LNR Property Corporation                  127,500     4,398,750
 ..............................................................

Post Properties, Inc.                      16,200       488,592
 ..............................................................

Shurgard Storage Centers, Inc. (Class A)    5,500       190,850
 ..............................................................

Trizec Properties, Inc.                    69,600     1,173,456
 ..............................................................

Ventas, Inc.                              418,300     5,333,325
 ..............................................................

Winston Hotels, Inc.                       77,900       760,304
---------------------------------------------------------------
                                                     19,485,090
---------------------------------------------------------------
ROAD & RAIL -- 0.53%

USFreightways Corporation                  16,000       605,920
---------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.20%

Credence Systems Corporation (A)           12,900       229,233
---------------------------------------------------------------
SPECIALTY RETAIL -- 1.97%

Genesco Inc. (A)                           25,000       608,750
 ..............................................................

Payless ShoeSource, Inc. (A)                9,500       547,675
 ..............................................................

Stage Stores, Inc. (A)                     32,000     1,111,680
---------------------------------------------------------------
                                                      2,268,105
---------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.16%

Reebock International Limited (A)          84,300     2,486,850
---------------------------------------------------------------
Total investments -- 91.44%
  (cost $98,884,916)                                105,466,477
 ..............................................................

Time deposit* -- 1.20%                                1,379,374
 ..............................................................

Other assets less liabilities -- 7.36%                8,494,397
................................................................
---------------------------------------------------------------

Net assets -- 100.00%                              $115,340,248
---------------------------------------------------------------

(A) -- NON-INCOME PRODUCING SECURITY.

* -- TIME DEPOSIT BEARS INTEREST OF 0.77% AND MATURES ON 7/01/2002.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2002

                                     LARGE CAP VALUE  MID-CAP VALUE  SMALL CAP VALUE
                                          FUND            FUND            FUND

------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*...........    $44,367,968    $ 97,171,176    $105,466,477
  Cash.............................          2,477         875,964         241,238
  Demand note......................      3,839,744       3,245,952       1,379,374
  Dividends and interest
    receivable.....................        150,743         215,441         113,522
  Receivable for investments
    sold...........................        762,980       1,117,063       6,940,128
  Receivable for Fund shares
    sold...........................        262,264       1,826,988       1,777,235
                                       -----------    ------------    ------------
      Total assets.................    $49,386,176    $104,452,584    $115,917,974
                                       -----------    ------------    ------------
LIABILITIES:
  Payable for investments
    purchased......................    $ 2,210,259    $  1,317,929    $    155,760
  Payable for Fund shares
    repurchased....................         38,036          72,082         306,673
  Accrued expenses and other
    liabilities....................         92,471          84,310         115,293
                                       -----------    ------------    ------------
      Total liabilities............      2,340,766       1,474,321         577,726
                                       -----------    ------------    ------------
      Net Assets...................    $47,045,410    $102,978,263    $115,340,248
                                       ===========    ============    ============
NET ASSETS CONSIST OF:
  Paid in capital..................    $38,130,135    $ 98,002,072    $113,093,107
  Undistributed net investment
    income.........................        217,559         187,045         247,914
  Undistributed net realized gain
    (loss) on securities...........      2,500,324       2,668,112      (4,582,334)
  Net unrealized appreciation of
    securities.....................      6,197,392       2,121,034       6,581,561
                                       -----------    ------------    ------------
      Net assets...................    $47,045,410    $102,978,263    $115,340,248
                                       ===========    ============    ============
CALCULATION OF NET ASSET VALUE PER
  SHARE -- CLASS A
  Net Assets.......................    $ 6,545,535    $ 18,789,504    $ 13,660,289
  Shares Outstanding (unlimited
    shares of $0.001 par value
    authorized)....................        409,695       1,106,070         425,272
  Net asset value per share........    $     15.98    $      16.99    $      32.12
                                       ===========    ============    ============
PUBLIC OFFERING PRICE PER SHARE --
  CLASS A
  ($15.98 divided by .9475, $16.99
    divided by .9475,
    $32.12 divided by .9475).......    $     16.87    $      17.93    $      33.90
                                       ===========    ============    ============
CALCULATION OF NET ASSET VALUE PER
  SHARE -- CLASS B
  Net Assets.......................    $   192,867    $ 11,363,420    $    738,176
  Shares Outstanding (unlimited
    shares of $0.001 par value
    authorized)....................         12,106         674,492          23,277
  Net asset value per share........    $     15.93    $      16.85    $      31.71
                                       ===========    ============    ============
CALCULATION OF NET ASSET VALUE PER
  SHARE -- CLASS C
  Net Assets.......................    $ 1,091,516    $  9,084,461    $  3,483,708
  Shares Outstanding (unlimited
    shares of $0.001 par value
    authorized)....................         68,550         538,636         109,860
  Net asset value per share........    $     15.92    $      16.87    $      31.71
                                       ===========    ============    ============
CALCULATION OF NET ASSET VALUE PER
  SHARE -- CLASS I
  Net Assets.......................    $39,215,492    $ 63,740,878    $ 97,458,075
  Shares Outstanding (unlimited
    shares of $0.001 par value
    authorized)....................      2,453,336       3,747,570       3,061,533
  Net asset value per share........    $     15.99    $      17.01    $      31.83
                                       ===========    ============    ============

*Cost of Investments...............    $38,170,576    $ 95,050,142    $ 98,884,916
                                       ===========    ============    ============

                     SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED JUNE 30, 2002

                                     LARGE CAP VALUE  MID-CAP VALUE  SMALL CAP VALUE
                                          FUND            FUND            FUND

------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income*
    Dividends......................    $   940,455     $ 1,326,173     $ 1,188,434
    Interest.......................         35,633          29,560          34,319
                                       -----------     -----------     -----------
        Total Income...............        976,088       1,355,733       1,222,753
                                       -----------     -----------     -----------
EXPENSES
  Advisory fees....................        319,097         484,710         531,559
  Professional fees................         40,094          45,958          41,257
  Custodian fees and expenses......         10,100          18,595          13,162
  Transfer agent fees and
    expenses.......................        105,730         128,052         142,623
  Accounting fees and expenses.....         48,555          72,209          53,266
  Administration fees..............         17,621          34,554          37,089
  Trustees' fees and expenses......          8,697          13,081          14,556
  Reports to shareholders..........         53,038          59,154          54,012
  Registration fees................         26,549          54,868          34,171
  Distribution and service fees --
    Class A........................          4,455          19,412           4,381
  Distribution and service fees --
    Class B........................            260          88,775             995
  Distribution and service fees --
    Class C........................          2,210          53,636           6,678
  Other expenses...................          9,182          13,878          12,729
                                       -----------     -----------     -----------
      Total expenses...............        645,589       1,086,882         946,478
  Less, expense waiver.............       (214,476)       (157,292)        (57,573)
                                       -----------     -----------     -----------
      Net expenses.................        431,113         929,590         888,905
                                       -----------     -----------     -----------
  Net investment income............        544,975         426,143         333,848
                                       -----------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
    Net realized gain on
      securities...................      3,911,263       2,895,352       7,056,211
    Net change in unrealized
      appreciation/depreciation of
      securities...................     (6,044,163)     (1,752,215)      4,425,758
                                       -----------     -----------     -----------
  Net gain (loss) on investments...     (2,132,900)      1,143,137      11,481,969
                                       -----------     -----------     -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................    $(1,587,925)    $ 1,569,280     $11,815,817
                                       ===========     ===========     ===========

*Net of Foreign Taxes Withheld.....    $     1,851     $     4,900     $     1,385
                                       ===========     ===========     ===========

                     SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             LARGE CAP VALUE FUND
                           -------------------------
                              YEAR ENDED JUNE 30,
                           -------------------------
                              2002          2001
----------------------------------------------------
OPERATIONS:
    Net investment
     income..............  $   544,975  $    997,722
    Net realized gain on
     securities..........    3,911,263     3,894,365
    Net change in
     unrealized
appreciation/depreciation
     of securities.......   (6,044,163)   11,441,285
                           -----------  ------------
        Net increase
        (decrease) in net
        assets resulting
        from
        operations.......   (1,587,925)   16,333,372
                           -----------  ------------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS:
    Investment income --
     net:
      Class I............     (355,687)   (1,006,203)
      Class A............           (0)**           --
      Class B............           --            --
      Class C............           --            --
    Realized gain on
     investments -- net:
      Class I............   (1,195,946)           --
      Class A............           (1)           --
      Class B............           --            --
      Class C............           --            --
                           -----------  ------------
        Net decrease in
        net assets
        resulting from
        dividends and
        distributions to
        shareholders.....   (1,551,634)   (1,006,203)
                           -----------  ------------
CAPITAL SHARE
  TRANSACTIONS:
    Net increase
     (decrease) in net
     assets derived from
     capital share
     transactions........    2,913,733   (47,368,575)
NET ASSETS:
    Total increase
     (decrease) in net
     assets..............     (225,826)  (32,041,406)
    Beginning of year....   47,271,236    79,312,642
                           -----------  ------------
    End of year*.........  $47,045,410  $ 47,271,236
                           ===========  ============
* Undistributed
  investment income --
  net....................  $   217,559  $     30,883
                           ===========  ============
** Amount is less than
  $1.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

                              MID-CAP VALUE FUND        SMALL CAP VALUE FUND
                           -------------------------  -------------------------
                              YEAR ENDED JUNE 30,        YEAR ENDED JUNE 30,
                           -------------------------  -------------------------
                               2002         2001          2002         2001
-------------------------------------------------------------------------------
OPERATIONS:
    Net investment
     income..............  $    426,143  $   388,440  $    333,848  $   444,604
    Net realized gain on
     securities..........     2,895,352    2,789,869     7,056,211    7,323,734
    Net change in
     unrealized
appreciation/depreciation
     of securities.......    (1,752,215)   3,494,317     4,425,758    9,207,632
                           ------------  -----------  ------------  -----------
        Net increase
        (decrease) in net
        assets resulting
        from
        operations.......     1,569,280    6,672,626    11,815,817   16,975,970
                           ------------  -----------  ------------  -----------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS:
    Investment income --
     net:
      Class I............      (319,841)    (351,937)     (443,626)     (11,228)
      Class A............       (31,783)          --          (980)          (0)**
      Class B............       (37,628)          --            --           --
      Class C............       (18,096)          --            --           --
    Realized gain on
     investments -- net:
      Class I............    (1,619,277)    (463,904)           --           --
      Class A............      (188,750)          --            --           --
      Class B............      (395,841)          --            --           --
      Class C............      (204,821)          --            --           --
                           ------------  -----------  ------------  -----------
        Net decrease in
        net assets
        resulting from
        dividends and
        distributions to
        shareholders.....    (2,816,037)    (815,841)     (444,606)     (11,228)
                           ------------  -----------  ------------  -----------
CAPITAL SHARE
  TRANSACTIONS:
    Net increase
     (decrease) in net
     assets derived from
     capital share
     transactions........    66,858,053   21,254,431    55,169,956     (398,725)
NET ASSETS:
    Total increase
     (decrease) in net
     assets..............    65,611,296   27,111,216    66,541,167   16,566,017
    Beginning of year....    37,366,967   10,255,751    48,799,081   32,233,064
                           ------------  -----------  ------------  -----------
    End of year*.........  $102,978,263  $37,366,967  $115,340,248  $48,799,081
                           ============  ===========  ============  ===========
* Undistributed
  investment income --
  net....................  $    187,045  $   191,257  $    247,914  $   444,604
                           ============  ===========  ============  ===========
** Amount is less than
  $1.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                       INCOME FROM INVESTMENT
                                             OPERATIONS
                                  --------------------------------
                                             NET GAINS
                                             (LOSSES)                  DIVIDENDS AND DISTRIBUTIONS
                         NET                    ON                   --------------------------------     NET
                        ASSET                SECURITIES              DIVIDENDS                           ASSET
                       VALUE,                 (BOTH        TOTAL      (FROM     DISTRIBUTIONS           VALUE,
                       BEGINNING   NET       REALIZED      FROM        NET       (FROM                    END
                         OF       INVESTMENT   AND        INVESTMENT INVESTMENT CAPITAL      TOTAL        OF        TOTAL
LARGE CAP VALUE FUND   PERIOD     INCOME     UNREALIZED)  OPERATIONS INCOME)    GAINS)      DISTRIBUTIONS PERIOD   RETURN(2)
---------------------------------------------------------------------------------------------------------------------------
CLASS I
  Year ended
    6/30/2002           $16.82     $0.22       $(0.32)     $(0.10)    $(0.15)    $(0.58)     $(0.73)     $15.99     (0.38)%
    6/30/2001            13.02      0.31         3.80        4.11      (0.31)        --       (0.31)      16.82     31.90
    6/30/2000            19.96      0.39        (4.14)      (3.75)     (0.39)     (2.80)      (3.19)      13.02    (19.82)
    6/30/1999            22.02      0.41         0.82        1.23      (0.41)     (2.88)      (3.29)      19.96      7.32
    6/30/1998            21.25      0.46         4.02        4.48      (0.46)     (3.25)      (3.71)      22.02     22.60

CLASS A
  Period from
    10/26/2001(1) to
    6/30/2002            15.57      0.13         0.87        1.00      (0.09)     (0.50)      (0.59)      15.98      6.51

CLASS B
  Period from
    2/4/2002(1) to
    6/30/2002            15.60      0.02         0.31        0.33         --         --          --       15.93      2.12

CLASS C
  Period from
    2/4/2002(1) to
    6/30/2002            15.60      0.03         0.29        0.32         --         --          --       15.92      2.05

                         NET        RATIOS TO AVERAGE NET ASSETS
                       ASSETS,    ---------------------------------
                        END OF                             INVESTMENT
                        PERIOD    EXPENSES,                INCOME
                         (IN      NET OF                     --
LARGE CAP VALUE FUND   THOUSANDS) REIMBURSEMENT EXPENSES    NET
                       --------------------------------------------
---------------------
CLASS I
  Year ended
    6/30/2002          $ 39,215      1.00%        1.50%      1.30%
    6/30/2001            47,271      0.95         1.20       1.96
    6/30/2000            79,313      0.95         1.02       2.37
    6/30/1999           148,734      0.91         0.91       2.09
    6/30/1998           175,250      0.87         0.87       1.99
CLASS A
  Period from
    10/26/2001(1) to
    6/30/2002             6,546      1.25(3)      1.75(3)    1.05(3)
CLASS B
  Period from
    2/4/2002(1) to
    6/30/2002               193      2.00(3)      2.50(3)    0.30(3)
CLASS C
  Period from
    2/4/2002(1) to
    6/30/2002             1,092      2.00(3)      2.50(3)    0.30(3)

                                                                     YEAR ENDED JUNE 30,
                                                   --------------------------------------------------------
                                                     2002                    2001                    2000
-----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              96%                     26%                     41%

                                           YEAR ENDED JUNE 30,
                                     --------------------------------
                                       1999                    1998
                                     --------------------------------
-----------------------------------
PORTFOLIO TURNOVER RATE                18%                     23%

(1) COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE. WITHOUT SUCH WAIVER, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3) ANNUALIZED.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                         INCOME FROM INVESTMENT
                                               OPERATIONS
                                    --------------------------------
                                               NET GAINS                 DIVIDENDS AND DISTRIBUTIONS
                           NET                   ON                    --------------------------------     NET
                          ASSET                SECURITIES              DIVIDENDS                           ASSET
                         VALUE,                 (BOTH       TOTAL       (FROM     DISTRIBUTIONS           VALUE,
                         BEGINNING   NET       REALIZED      FROM        NET       (FROM                    END
                           OF       INVESTMENT   AND        INVESTMENT INVESTMENT CAPITAL      TOTAL        OF        TOTAL
MID-CAP VALUE FUND       PERIOD     INCOME     UNREALIZED)  OPERATIONS INCOME)    GAINS)      DISTRIBUTIONS PERIOD   RETURN(2)
-----------------------------------------------------------------------------------------------------------------------------
CLASS I
  Year ended 6/30/2002    $17.14     $0.11       $0.68       $0.79      $(0.15)    $(0.77)     $(0.92)     $17.01      4.77%
    6/30/2001              12.75      0.18        4.84        5.02       (0.27)     (0.36)      (0.63)      17.14     40.36
    6/30/2000              12.03      0.18        0.97        1.15       (0.14)     (0.29)      (0.43)      12.75     10.41
    6/30/1999              12.92      0.16        0.46        0.62          --      (1.51)      (1.51)      12.03      7.66
    6/30/1998              11.65      0.13        1.60        1.73       (0.14)     (0.32)      (0.46)      12.92     15.00
CLASS A
  Year ended 6/30/2002     17.12      0.11        0.66        0.77       (0.13)     (0.77)      (0.90)      16.99      4.64
  Period from
    1/2/2001(1) to
    6/30/2001              15.02      0.04        2.06        2.10          --         --          --       17.12     13.98
CLASS B
  Year ended 6/30/2002     17.06        --        0.63        0.63       (0.07)     (0.77)      (0.84)      16.85      3.82
  Period from
    1/2/2001(1) to
    6/30/2001              15.02      0.01        2.03        2.04          --         --          --       17.06     13.58
CLASS C
  Year ended 6/30/2002     17.07      0.02        0.62        0.64       (0.07)     (0.77)      (0.84)      16.87      3.85
  Period from
    1/2/2001(1) to
    6/30/2001              15.02        --(4)     2.05        2.05          --         --          --       17.07     13.65

                           NET        RATIOS TO AVERAGE NET ASSETS
                         ASSETS,    ---------------------------------
                         END OF                              INVESTMENT
                         PERIOD     EXPENSES,                INCOME
                           (IN      NET OF                     --
MID-CAP VALUE FUND       THOUSANDS) REIMBURSEMENT EXPENSES    NET
                         --------------------------------------------
-----------------------
CLASS I
  Year ended 6/30/2002   $63,741       1.15%        1.40%      0.94%
    6/30/2001             30,198       1.15         1.57       1.91
    6/30/2000             10,260       1.15         1.92       2.12
    6/30/1999                687       1.05         2.02       1.43
    6/30/1998                754       1.00         2.72       1.20
CLASS A
  Year ended 6/30/2002    18,790       1.40         1.65       0.69
  Period from
    1/2/2001(1) to
    6/30/2001                844       1.40(3)      2.22(3)    1.02(3)
CLASS B
  Year ended 6/30/2002    11,363       2.15         2.40      (0.07)
  Period from
    1/2/2001(1) to
    6/30/2001              3,925       2.15(3)      2.96(3)    0.23(3)
CLASS C
  Year ended 6/30/2002     9,084       2.15         2.40      (0.07)
  Period from
    1/2/2001(1) to
    6/30/2001              2,400       2.14(3)      2.96(3)    0.18(3)

                                                                                   YEAR ENDED JUNE 30,
                                                                 --------------------------------------------------------
                                                                   2002                    2001                    2000
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                            82%                     138%                    179%

                                                         YEAR ENDED JUNE 30,
                                                   --------------------------------
                                                     1999                    1998
                                                   --------------------------------
-------------------------------------------------
PORTFOLIO TURNOVER RATE                              113%                    71%

(1) COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE. WITHOUT SUCH WAIVER, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3) ANNUALIZED.

(4)AMOUNT IS LESS THAN $0.01 PER SHARE.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                       INCOME FROM INVESTMENT
                                             OPERATIONS
                                  --------------------------------
                                             NET GAINS
                                             (LOSSES)                  DIVIDENDS AND DISTRIBUTIONS
                         NET                    ON                   --------------------------------     NET
                        ASSET                SECURITIES              DIVIDENDS                           ASSET
                       VALUE,       NET       (BOTH        TOTAL      (FROM     DISTRIBUTIONS           VALUE,
                       BEGINNING  INVESTMENT REALIZED      FROM        NET       (FROM                    END
                         OF       INCOME       AND        INVESTMENT INVESTMENT CAPITAL      TOTAL        OF        TOTAL
SMALL CAP VALUE FUND   PERIOD     (LOSS)     UNREALIZED)  OPERATIONS INCOME)    GAINS)      DISTRIBUTIONS PERIOD   RETURN(2)
---------------------------------------------------------------------------------------------------------------------------
CLASS I
  Year ended
    6/30/2002           $26.63     $ 0.07      $ 5.33      $ 5.40     $(0.20)        --      $(0.20)     $31.83     20.45%
    6/30/2001            17.11       0.25        9.28        9.53      (0.01)        --       (0.01)      26.63     55.69
    6/30/2000            21.02       0.02       (3.93)      (3.91)        --         --          --       17.11    (18.60)
    6/30/1999            26.48      (0.05)      (3.88)      (3.93)        --      (1.53)      (1.53)      21.02    (14.26)
    6/30/1998            23.83      (0.06)       5.13        5.07      (0.05)     (2.37)      (2.42)      26.48     22.24

CLASS A
  Year ended
    6/30/2002            26.86       0.20        5.26        5.46      (0.20)        --       (0.20)      32.12     20.47
  Period from
    10/6/2000(1) to
    6/30/2001            19.64       0.16        7.07        7.23      (0.01)        --       (0.01)      26.86     38.28

CLASS B
  Period from
    2/4/2002(1) to
    6/30/2002            28.84      (0.03)       2.90        2.87         --         --          --       31.71      9.99

CLASS C
  Period from
    2/4/2002(1) to
    6/30/2002            28.84      (0.04)       2.91        2.87         --         --          --       31.71      9.99

                         NET        RATIOS TO AVERAGE NET ASSETS
                       ASSETS,    ---------------------------------
                       END OF                              INVESTMENT
                       PERIOD     EXPENSES,                INCOME
                         (IN      NET OF                     --
SMALL CAP VALUE FUND   THOUSANDS) REIMBURSEMENT EXPENSES    NET
                       --------------------------------------------
---------------------
CLASS I
  Year ended
    6/30/2002          $97,458       1.24%        1.32%      0.49%
    6/30/2001           48,773       1.24         1.32       1.16
    6/30/2000           32,233       1.32         1.32       0.11
    6/30/1999           53,377       1.05         1.19      (0.26)
    6/30/1998           94,910       0.94         0.94      (0.23)
CLASS A
  Year ended
    6/30/2002           13,660       1.49         1.57       0.24
  Period from
    10/6/2000(1) to
    6/30/2001               26       1.50(3)      1.62(3)    1.42(3)
CLASS B
  Period from
    2/4/2002(1) to
    6/30/2002              738       2.24(3)      2.32(3)   (0.51)(3)
CLASS C
  Period from
    2/4/2002(1) to
    6/30/2002            3,484       2.24(3)      2.32(3)   (0.51)(3)

                                                                                    YEAR ENDED JUNE 30,
                                                                  --------------------------------------------------------
                                                                    2002                    2001                    2000
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                             75%                     197%                    97%

                                                          YEAR ENDED JUNE 30,
                                                    --------------------------------
                                                      1999                    1998
                                                    --------------------------------
--------------------------------------------------
PORTFOLIO TURNOVER RATE                               105%                    85%

(1) COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE. WITHOUT SUCH WAIVER, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3) ANNUALIZED.

                     SEE NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
JUNE 30, 2002

NOTE 1.
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Trust was organized as a Delaware business trust on July 23, 2001 and consists of three series of shares comprising the Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund and the Hotchkis and Wiley Small Cap Value Fund (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. The Funds were organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, Mercury HW Mid-Cap Value Fund and Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). On
February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. These financial statements include operating results, changes in net assets and financial highlights of the Funds prior to the reorganization.

Effective October 26, 2001, the Large Cap Value Fund has issued Class I and Class A shares. Effective February 4, 2002, all of the Funds issued four classes of shares: Class A, Class B, Class C and Class I. Class A shares are sold with a front-end sales charge. Classes B and C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C shares bear certain expenses related to the distribution and servicing fees of such shares. Each class has exclusive voting rights with respect to matters relating to its distribution and servicing expenditures (except that Class B shares have certain voting rights with respect to Class A distribution and servicing expenditures).

The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price on that day as of the close of the New York Stock Exchange (which is currently 4:00 p.m. New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from broker/dealers or pricing services. Short-term investments which mature in less than 60 days are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Prior to February 4, 2002, securities were priced at last available bid in the absence of recorded sales or if traded in the over-the-counter market.

FEDERAL INCOME TAXES: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

INCOME AND EXPENSE ALLOCATION: Common expenses incurred by the Trust which are not allocable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

WHEN-ISSUED SECURITIES: The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Funds record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Funds maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid semi-annually for the Large Cap Value Fund and annually for the Mid-Cap Value Fund and Small Cap Value Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.

NOTE 2.
INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Trust has entered into an Investment Advisory Agreement for each of the Funds with Hotchkis and Wiley Capital Management, LLC (the "Advisor"), with whom certain officers and Trustees of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens Group and affiliates, which is a diversified holding company. The Advisor is responsible for the management of the Funds' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through June 30, 2003. For the period ended June 30, 2002, the Advisor, or the Funds' former advisor, waived the following expenses:

                                     LARGE CAP    MID-CAP    SMALL CAP
                                     VALUE FUND  VALUE FUND  VALUE FUND

-----------------------------------------------------------------------
Annual Advisory Rate...............      0.75%       0.75%       0.75%
Annual limitations on expenses --
  Class I..........................      1.05%*      1.15%       1.25%
Annual limitations on expenses --
  Class A..........................      1.30%*      1.40%       1.50%
Annual limitations on expenses --
  Class B..........................      2.05%       2.15%       2.25%
Annual limitations on expenses --
  Class C..........................      2.05%       2.15%       2.25%
Investment advisory fees earned for
  the year.........................  $319,097    $484,710    $531,559
Investment advisory fees waived for
  the year.........................  $214,476    $157,292    $ 57,573

* PRIOR TO FEBRUARY 4, 2002, THE ANNUAL LIMITATIONS ON EXPENSES FOR THE LARGE CAP VALUE FUND CLASS I AND A SHARES WERE 0.95% AND 1.20%, RESPECTIVELY.

The Trust has also entered into a Distribution Agreement with Stephens Inc. (the "Distributor" or "Stephens"), a wholly-owned subsidiary of Stephens Group, Inc. and an affiliate of the Advisor. Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing distribution and servicing fees. The fees are accrued daily and paid monthly at the annual rates based upon the average daily net assets of the shares as follows:

                                                    DISTRIBUTION AND SERVICE
                                                              FEE

----------------------------------------------------------------------------
Class A...........................................           0.25%
Class B...........................................           1.00%
Class C...........................................           1.00%

Pursuant to separate agreements with the Distributor, selected dealers also provide distribution services to the Funds. The ongoing servicing fee compensates the Distributor and selected dealers for providing shareholder services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing distribution-related services to Class B and Class C shareholders. Under separate agreements with the Trust, Distributor or Advisor, other financial intermediaries may be paid service fees by Class A shareholders.

Prior to October 9, 2001, the former advisor of the Funds, Merrill Lynch Investment Managers, L.P., was affiliated with the Funds' former transfer agent, Financial Data Services, Inc. ("FDS") and former distributor, FAM Distributors, Inc. ("FAMD"). All were affiliated with Merrill Lynch & Co. ("ML&Co."). During the period when the Funds were affiliated with ML&Co., FAMD earned underwriting discounts and direct commissions and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML&Co., earned dealer concessions on sales of the Funds' shares as follows:

                                           FAMD   MLPF&S

--------------------------------------------------------
Large Cap Value Fund -- Class I.........  $1,000  $   18
Large Cap Value Fund -- Class A.........       1      --
Mid-Cap Value Fund -- Class I...........   2,206     358
Mid-Cap Value Fund -- Class A...........     884  10,481
Small Cap Value Fund -- Class I.........   2,302     114
Small Cap Value Fund -- Class A.........     726   4,038

For the period ended June 30, 2002, Stephens earned dealer concessions on sales of the Funds' shares as follows:

                                                    STEPHENS

------------------------------------------------------------
Large Cap Value Fund -- Class A...................  $19,201
Large Cap Value Fund -- Class B...................    1,456
Large Cap Value Fund -- Class C...................      582
Mid-Cap Value Fund -- Class A.....................   45,447
Mid-Cap Value Fund -- Class B.....................    6,242
Mid-Cap Value Fund -- Class C.....................    3,360
Small Cap Value Fund -- Class A...................   24,276
Small Cap Value Fund -- Class B...................      836
Small Cap Value Fund -- Class C...................    2,286

Certain authorized agents of the Funds charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within transfer agent fees and expenses in the Statements of Operations.

The Trust entered into an Administration Agreement with Stephens. Certain officers of Stephens are also officers of the Trust.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures, which allow the Funds, under certain conditions described in the Rule, to acquire newly issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
INVESTMENTS. Purchases and sales of investment securities, excluding short-term investments, for the year ended June 30, 2002 were as follows:

                                     LARGE CAP VALUE FUND  MID-CAP VALUE FUND  SMALL CAP VALUE FUND

----------------------------------------------------------------------------------------------------
Purchases..........................      $43,807,772          $111,914,554          $98,624,738
Sales..............................       39,753,491            49,606,807           51,512,640

The following information is presented on an income tax basis as of June 30, 2002:

                                     LARGE CAP VALUE FUND  MID-CAP VALUE FUND  SMALL CAP VALUE FUND

---------------------------------------------------------------------------------------------------
Cost of investments................      $38,664,072          $95,118,547          $98,896,221
---------------------------------------------------------------------------------------------------
Gross unrealized appreciation......        7,451,153            9,076,552           12,373,021
Gross unrealized depreciation......        1,747,257            7,023,923            5,802,765
---------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) on investments....        5,703,896            2,052,629            6,570,256
---------------------------------------------------------------------------------------------------
Distributable ordinary income......          217,559            1,616,574              247,914
Distributable long-term gains......        2,993,820            1,306,988                   --

Any differences between book and tax are due primarily to wash sale losses and REIT tax adjustments.

At June 30, 2002, the Small Cap Value Fund had a net capital loss carryforward of approximately $4,571,000, of which $3,650,000 expires in 2008 and $921,000 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

The tax components of dividends paid during the year ended June 30, 2002 were as follows:

                                     LARGE CAP    MID-CAP    SMALL CAP
                                     VALUE FUND  VALUE FUND  VALUE FUND

-----------------------------------------------------------------------
Ordinary income dividends..........  $  355,687  $2,292,135   $444,606
Long-term capital gain
  distributions....................   1,195,947     523,902         --

During the current year, the Small Cap Value Fund recognized losses for income tax purposes of $1,319,222, which are treated as occurring on the first day of the fiscal year ended June 30, 2002, under the current post-October loss deferral rules. The Small Cap Value Fund utilized $5,718,503 of its capital loss carryover during the year ended June 30, 2002.

NOTE 4.
CAPITAL SHARE TRANSACTIONS. Transactions in capital shares for each class were as follows:

                                     FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                       JUNE 30, 2002             JUNE 30, 2001
                                  ------------------------  ------------------------
                                                 DOLLAR                    DOLLAR
LARGE CAP VALUE FUND -- CLASS I     SHARES       AMOUNT       SHARES       AMOUNT

------------------------------------------------------------------------------------
Shares sold....................    1,137,148  $ 18,589,523     607,370  $  9,267,284
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................      100,673     1,542,061      66,582       991,713
                                  ----------  ------------  ----------  ------------
Total issued...................    1,237,821    20,131,584     673,952    10,258,997
Shares redeemed................   (1,594,752)  (25,217,871) (3,955,786)  (57,627,572)
                                  ----------  ------------  ----------  ------------
Net decrease...................     (356,931) $ (5,086,287) (3,281,834) $(47,368,575)
                                  ==========  ============  ==========  ============

                                             FOR THE PERIOD
                                          OCTOBER 26, 2001* TO
                                             JUNE 30, 2002
                                          --------------------
                                                     DOLLAR
LARGE CAP VALUE FUND -- CLASS A           SHARES     AMOUNT

--------------------------------------------------------------
Shares sold.............................  435,985  $ 7,115,744
Shares issued to shareholders in
  reinvestment of dividends and
  distributions.........................       --           --
                                          -------  -----------
Total issued............................  435,985    7,115,744
Shares redeemed.........................  (26,290)    (429,705)
                                          -------  -----------
Net increase............................  409,695  $ 6,686,039
                                          =======  ===========

                                             FOR THE PERIOD
                                          FEBRUARY 4, 2002* TO
                                             JUNE 30, 2002
                                          --------------------
                                                      DOLLAR
LARGE CAP VALUE FUND -- CLASS B            SHARES     AMOUNT

--------------------------------------------------------------
Shares sold.............................   12,106    $203,377
Shares issued to shareholders in
  reinvestment of dividends and
  distributions.........................       --          --
                                           ------    --------
Total issued............................   12,106     203,377
Shares redeemed.........................       --          --
                                           ------    --------
Net increase............................   12,106    $203,377
                                           ======    ========

* COMMENCEMENT OF OPERATIONS.

                                             FOR THE PERIOD
                                          FEBRUARY 4, 2002* TO
                                             JUNE 30, 2002
                                          --------------------
                                                     DOLLAR
LARGE CAP VALUE FUND -- CLASS C           SHARES     AMOUNT

--------------------------------------------------------------
Shares sold.............................  68,581   $1,111,117
Shares issued to shareholders in
  reinvestment of dividends and
  distributions.........................      --           --
                                          ------   ----------
Total issued............................  68,581    1,111,117
Shares redeemed.........................     (31)        (513)
                                          ------   ----------
Net increase............................  68,550   $1,110,604
                                          ======   ==========

                                  FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                    JUNE 30, 2002           JUNE 30, 2001
                                ----------------------  ----------------------
                                             DOLLAR                  DOLLAR
MID-CAP VALUE FUND -- CLASS I    SHARES      AMOUNT      SHARES      AMOUNT

------------------------------------------------------------------------------
Shares sold...................  2,295,394  $39,741,136  1,507,510  $22,717,974
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........    109,237    1,802,408     56,407      811,138
                                ---------  -----------  ---------  -----------
Total issued..................  2,404,631   41,543,544  1,563,917   23,529,112
Shares redeemed...............   (419,366)  (7,289,638)  (605,747)  (9,125,987)
                                ---------  -----------  ---------  -----------
Net increase..................  1,985,265  $34,253,906    958,170  $14,403,125
                                =========  ===========  =========  ===========

                                                           FOR THE PERIOD
                                  FOR THE YEAR ENDED    JANUARY 2, 2001* TO
                                    JUNE 30, 2002          JUNE 30, 2001
                                ----------------------  --------------------
                                             DOLLAR                 DOLLAR
MID-CAP VALUE FUND -- CLASS A    SHARES      AMOUNT      SHARES     AMOUNT

----------------------------------------------------------------------------
Shares sold...................  1,077,323  $18,806,147   49,420    $805,290
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........     12,875      212,310       --          --
                                ---------  -----------   ------    --------
Total issued..................  1,090,198   19,018,457   49,420     805,290
Shares redeemed...............    (33,432)    (571,921)    (117)     (1,924)
                                ---------  -----------   ------    --------
Net increase..................  1,056,766  $18,446,536   49,303    $803,366
                                =========  ===========   ======    ========

* COMMENCEMENT OF OPERATIONS.

                                                        FOR THE PERIOD
                                FOR THE YEAR ENDED    JANUARY 2, 2001* TO
                                   JUNE 30, 2002         JUNE 30, 2001
                                -------------------  ---------------------
                                           DOLLAR                DOLLAR
MID-CAP VALUE FUND -- CLASS B   SHARES     AMOUNT     SHARES     AMOUNT

--------------------------------------------------------------------------
Shares sold...................  469,406  $7,885,081  241,394   $3,909,946
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........   21,275     349,545       --           --
                                -------  ----------  -------   ----------
Total issued..................  490,681   8,234,626  241,394    3,909,946
Shares redeemed...............  (46,299)   (794,250) (11,283)    (176,117)
                                -------  ----------  -------   ----------
Net increase..................  444,382  $7,440,376  230,111   $3,733,829
                                =======  ==========  =======   ==========

                                                        FOR THE PERIOD
                                FOR THE YEAR ENDED    JANUARY 2, 2001* TO
                                   JUNE 30, 2002         JUNE 30, 2001
                                -------------------  ---------------------
                                           DOLLAR                DOLLAR
MID-CAP VALUE FUND -- CLASS C   SHARES     AMOUNT     SHARES     AMOUNT

--------------------------------------------------------------------------
Shares sold...................  409,404  $6,928,242  141,925   $2,336,172
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........   12,365     203,285       --           --
                                -------  ----------  -------   ----------
Total issued..................  421,769   7,131,527  141,925    2,336,172
Shares redeemed...............  (23,757)   (414,291)  (1,301)     (22,061)
                                -------  ----------  -------   ----------
Net increase..................  398,012  $6,717,236  140,624   $2,314,111
                                =======  ==========  =======   ==========

                                    FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                      JUNE 30, 2002            JUNE 30, 2001
                                  ----------------------  ------------------------
                                               DOLLAR                    DOLLAR
SMALL CAP VALUE FUND -- CLASS I    SHARES      AMOUNT       SHARES       AMOUNT

----------------------------------------------------------------------------------
Shares sold....................   1,695,871  $52,016,013   1,716,008  $ 36,862,281
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................      15,644      434,890         537        10,948
                                  ---------  -----------  ----------  ------------
Total issued...................   1,711,515   52,450,903   1,716,545    36,873,229
Shares redeemed................    (481,625) (14,992,368) (1,768,939)  (37,295,174)
                                  ---------  -----------  ----------  ------------
Net increase...................   1,229,890  $37,458,535     (52,394) $   (421,945)
                                  =========  ===========  ==========  ============

* COMMENCEMENT OF OPERATIONS.

                                   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                     JUNE 30, 2002        JUNE 30, 2001
                                  --------------------  ------------------
                                             DOLLAR               DOLLAR
SMALL CAP VALUE FUND -- CLASS A   SHARES     AMOUNT     SHARES    AMOUNT

--------------------------------------------------------------------------
Shares sold....................   453,076  $14,432,130   11,502  $ 274,695
Shares issued to shareholders in
  reinvestment of dividends and
  distributions................        34          980       --         --
                                  -------  -----------  -------  ---------
Total issued...................   453,110   14,433,110   11,502    274,695
Shares redeemed................   (28,805)    (923,797) (10,535)  (251,475)
                                  -------  -----------  -------  ---------
Net increase...................   424,305  $13,509,313      967  $  23,220
                                  =======  ===========  =======  =========

                                             FOR THE PERIOD
                                          FEBRUARY 4, 2002* TO
                                             JUNE 30, 2002
                                          --------------------
                                                      DOLLAR
SMALL CAP VALUE FUND -- CLASS B            SHARES     AMOUNT

--------------------------------------------------------------
Shares sold.............................   24,325    $781,126
Shares issued to shareholders in
  reinvestment of dividends and
  distributions.........................       --          --
                                           ------    --------
Total issued............................   24,325     781,126
Shares redeemed.........................   (1,048)    (34,222)
                                           ------    --------
Net increase............................   23,277    $746,904
                                           ======    ========

                                             FOR THE PERIOD
                                          FEBRUARY 4, 2002* TO
                                              JUNE 30, 2002
                                          ---------------------
                                                      DOLLAR
SMALL CAP VALUE FUND -- CLASS C            SHARES     AMOUNT

---------------------------------------------------------------
Shares sold.............................  111,345   $3,502,804
Shares issued to shareholders in
  reinvestment of dividends and
  distributions.........................       --           --
                                          -------   ----------
Total issued............................  111,345    3,502,804
Shares redeemed.........................   (1,485)     (47,600)
                                          -------   ----------
Net increase............................  109,860   $3,455,204
                                          =======   ==========

* COMMENCEMENT OF OPERATIONS.

NOTE 5.
CHANGE IN INDEPENDENT ACCOUNTANTS: As a result of the reorganization of the Funds, the Board of Trustees voted to appoint PricewaterhouseCoopers LLP as the independent accountants for the Trust for the year ended June 30, 2002. During the year ended June 30, 2001, the audit reports of Ernst & Young LLP, the predecessor independent accountants, expressed an unqualified opinion on the Funds' financial statements. Further, there were no disagreements between the Funds' management and Ernst & Young LLP prior to the appointment of PricewaterhouseCoopers

LLP. PricewaterhouseCoopers LLP was the independent accountant for the Funds during the periods ended June 30, 1998 through June 30, 2000 and expressed an unqualified opinion on the Funds' financial statements.

NOTE 6.
FEDERAL TAX DISCLOSURE (UNAUDITED). For the year ended June 30, 2002, the following percent of ordinary distributions paid qualifies for the dividend received deduction available to corporate shareholders: Large Cap Value Fund -- 100%, Mid-Cap Value Fund -- 31%, and Small Cap Value Fund -- 100%. Shareholders should consult their tax advisers.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Hotchkis and Wiley Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Hotchkis and Wiley Large Cap Value Fund (formerly Mercury HW Large Cap Value Fund), the Hotchkis and Wiley Mid-Cap Value Fund (formerly Mercury HW Mid-Cap Value Fund) and Hotchkis and Wiley Small Cap Value Fund (formerly Mercury HW Small Cap Value Fund) (all three series constituting the Hotchkis and Wiley Funds, hereafter referred to as the "Funds") at June 30, 2002, the results of their operations and the changes in each of their net assets for the year then ended and the financial highlights for the year ended June 30, 2002 and for each of the years in the three year period ended June 30, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statement of changes in net assets and the financial highlights for the year ended June 30, 2001 were audited by other independent accountants whose reports dated August 10, 2001 for the Hotchkis and Wiley Large Cap Value Fund and August 13, 2001 for the Hotchkis and Wiley Mid-Cap Value Fund and the Hotchkis and Wiley Small Cap Value Fund, expressed unqualified opinions on those statements.

PricewaterhouseCoopers LLP
Los Angeles, California
August 14, 2002

INDEPENDENT TRUSTEES

                                                                                                     NUMBER OF
                                                 TERM OF                                           PORTFOLIOS IN
                                              OFFICE(1) AND                                        FUND COMPLEX
                              POSITION HELD     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY
NAME AND AGE                  WITH THE TRUST   TIME SERVED                FIVE YEARS                  TRUSTEE

----------------------------------------------------------------------------------------------------------------
Randall H. Breitenbach        Trustee         Trustee since  Co-Founder, Director and CEO,         1 registered
  (42)......................                  2001           BreitBurn Energy Company (1988 --     investment
                                                             present); Chairman, Finance           company
                                                             Committee, Stanford University PIC    consisting of
                                                             Endowment (1999 -- present).          3 portfolios
Robert L. Burch III (68)....  Trustee         Trustee since  Managing Partner, A.W. Jones Co.      1 registered
                                              2001           (investments) (since 1984);           investment
                                                             Chairman, Jonathan Mfg. Corp. (slide  company
                                                             manufacturing) (since 1977).          consisting of
                                                                                                   3 portfolios
John A.G. Gavin (71)........  Trustee         Trustee since  Formerly Partner and Managing         1 registered
                                              2001           Director, Hicks, Muse, Tate & Furst   investment
                                                             (Latin America) (private equity       company
                                                             investment firm) (1994 -- 2001);      consisting of
                                                             Chairman, Gamma Holdings              3 portfolios
                                                             (international capital and
                                                             consulting) (since 1968).


NAME AND AGE                     OTHER DIRECTORSHIPS

---------------------------------------------------------------------------------
Randall H. Breitenbach        None
  (42)......................

Robert L. Burch III (68)....  None

John A.G. Gavin (71)........  Apex Mortgage
                              Capital, Inc.; Causeway
                              Capital Management Trust;
                              Ibero-America Media
                              Partners; Latin American
                              Strategy Board;
                              International Wire Corp.;
                              TCW Galileo Funds

INTERESTED TRUSTEE AND OFFICERS(3)

                                                TERM OF                                        NUMBER OF
                               POSITION(S)   OFFICE(2) AND                                   PORTFOLIOS IN
                              HELD WITH THE    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING   FUND COMPLEX
NAME AND AGE                      TRUST       TIME SERVED           PAST FIVE YEARS            OVERSEEN

----------------------------------------------------------------------------------------------------------
Nancy D. Celick (51)........  President and  President and  Chief Operating Officer of the   1 registered
                              Trustee        Trustee(1)     Advisor (since 2001); First      investment
                                             since 2001     Vice President of Merrill Lynch  company
                                                            Investment Managers, L.P.        consisting of
                                                            ("MLIM") (2000 -- 2001);         3 portfolios
                                                            Director of MLIM (1993 --
                                                            1999).
Richard H. Blank, Jr.         Secretary      Secretary      Senior Vice President of         1 registered
  (46)......................                 since 2001     Stephens Inc. (since 1983).      investment
                                                                                             company
                                                                                             consisting of
                                                                                             3 portfolios
Anna Marie Lopez (34).......  Treasurer and  Treasurer and  Chief Compliance Officer of the  1 registered
                              Assistant      Assistant      Advisor (since 2001);            investment
                              Secretary      Secretary      Compliance Officer of MLIM       company
                                             since 2001     (1997 -- 2001).                  consisting of
                                                                                             3 portfolios


NAME AND AGE                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Nancy D. Celick (51)........  None
Richard H. Blank, Jr.         Capo Inc. (distributor of
  (46)......................  sunglasses); Veriplas
                              Containers, Inc. (plastic
                              containers)
Anna Marie Lopez (34).......  None

------------------------

  1 EACH TRUSTEE SERVES UNTIL HIS/HER SUCCESSOR IS ELECTED AND QUALIFIED, OR UNTIL HIS/HER DEATH OR RESIGNATION OR REMOVAL AS PROVIDED IN THE TRUST'S AGREEMENT AND DECLARATION OF TRUST.
  2 "INTERESTED PERSON" WITHIN THE MEANING OF THE INVESTMENT COMPANY ACT OF 1940, ON THE BASIS OF HER AFFILIATION WITH THE TRUST'S ADVISOR.
  3  ELECTED BY AND SERVES AT THE PLEASURE OF THE BOARD OF TRUSTEES OF THE
     TRUST.

The Statement of Additional Information includes additional information about the Trust's Trustees and is available without charge upon request by calling the transfer agent at 1-866-HW-FUNDS (1-866-493-8637). The address for all Trustees and officers of the Trust is c/o Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017, attention: Trust Secretary.

ADVISOR
Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, Illinois 60601

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

DISTRIBUTOR AND ADMINISTRATOR
Stephens Inc.
111 Center Street, Suite 300
Little Rock, Arkansas 72201

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109


CODE #HWF-ANN-0602

THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF THE HOTCHKIS AND WILEY FUNDS, BUT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS.

                                                [LOGO HOTCHKIS AND WILEY FUNDS]

                                                     725 SOUTH FIGUEROA STREET,
                                                                     39th Floor
                                             LOS ANGELES, CALIFORNIA 90017-5439
                                                                   www.hwcm.com
                                                1.866.HW.FUNDS (1.866.493.8637)


                                                                  JUNE 30, 2002


                                ANNUAL REPORT